Shareholders' Equity - Shares Available (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of shares available for issuance
Outstanding number of shares available for issuance at the beginning of the year	567,000	2,908,000	3,346,000
Ordinary shares available for issuance (in shares)	3,478,000
Granted (in shares)	(1,354,000)	(2,456,000)	(673,000)
Cancelled/forfeited (in shares)	261,000	128,000	320,000
Expired (in shares)		(13,000)	(85,000)
Outstanding number of shares available for issuance at the end of the year	2,952,000	567,000	2,908,000
Restricted share units
Number of shares available for issuance
Restricted shares units granted (in shares)	1,019,000	1,404,000	385,000